Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.43%(a)
Pennsylvania–148.36%
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds(b)	5.00%	11/01/2041	$10,410	$ 12,704,572
Series 2020 C-78, GO Bonds	4.00%	11/01/2049	2,000	2,396,920
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(c)	0.02%	12/01/2037	500	500,000
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,043,890
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 2011 A, RB(d)(e)	5.50%	03/01/2021	1,600	1,621,152
Series 2013 A, RB(d)	5.00%	03/01/2033	1,600	1,767,904
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,186,980
Series 2018 A, Ref. RB(b)(f)	5.00%	04/01/2047	7,885	9,359,337
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(g)	0.96%	02/01/2037	2,000	1,925,920
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,415	1,622,439
Series 2019 A, Ref. RB	4.00%	07/15/2039	2,250	2,570,445
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,215	1,218,694
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB(b)	5.00%	12/01/2045	7,880	9,232,129
Series 2020 B, RB	4.00%	06/01/2050	2,100	2,492,469
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(h)	5.00%	05/01/2042	500	531,820
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	540,575
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	644,754
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,255,523
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,543,225
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2030	1,575	1,712,261
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2031	1,575	1,712,261
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,061,663
Butler (County of), PA General Authority (Hampton Township School District); Series 2007, VRD RB (INS - AGM)(c)(i)	0.13%	09/01/2027	1,510	1,510,000
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(d)(e)	5.38%	12/01/2021	3,600	3,784,392
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(d)(e)	6.25%	11/15/2021	1,670	1,765,290
Series 2012 B, RB(d)(e)	5.00%	11/15/2022	1,000	1,093,500
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,037,925
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	2,625	2,642,194
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,304,374
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,764,536
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,340,464
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,136,940
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	150	93,837
Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2038	1,450	750,245
Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	275	179,748
Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	550	344,069
Series 2020 C, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	360	235,307
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2018, RB(b)(f)	5.00%	06/01/2031	$ 3,500	$ 4,442,200
Series 2018, RB(b)(f)	5.00%	06/01/2032	2,000	2,524,080
Series 2018, RB(b)(f)	5.00%	06/01/2033	2,000	2,511,000
Series 2018, RB(b)(f)	5.00%	06/01/2035	3,045	3,802,931
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB(d)	5.00%	01/01/2038	4,730	5,066,256
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,295,280
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,340,520
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	893,361
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2031	1,000	1,123,470
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,325,140
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,372,689
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	3,500	5,013,785
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	500	528,235
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,732,180
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB	5.00%	07/01/2035	750	753,570
Series 2013, RB	5.00%	07/01/2045	3,770	3,777,314
Series 2014, RB	5.00%	07/01/2039	750	752,895
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	907,039
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,104,593
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(c)(k)	0.10%	06/01/2037	1,000	1,000,000
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,533,959
Series 2019, RB	5.00%	12/01/2049	510	534,648
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,503,756
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	1,500	1,526,940
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	7,810	9,306,240
Series 2020, Ref. RB	4.00%	04/01/2050	2,000	2,299,940
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	3,382,720
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,747,488
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	745,976
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,594,110
Lancaster (County of), PA Hospital Authority (Lancaster General Hospital); Series 2012, RB(d)(e)	5.00%	01/01/2022	2,000	2,101,780
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,986,694
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(k)	0.06%	07/01/2034	3,770	3,770,000
Series 2015, Ref. RB	5.00%	11/01/2035	790	874,475
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,145,400
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(c)(k)	0.10%	10/15/2025	100	100,000
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, RB	5.00%	07/01/2044	3,000	3,718,020
Series 2019, Ref. RB	4.00%	07/01/2049	3,500	3,996,335
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,729,757
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,339,845
Mechanicsburg Area School District; Series 2020 AA, GO Bonds	4.00%	05/15/2050	2,000	2,333,660
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,610,949
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	$ 4,915	$ 5,268,192
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,144,444
Series 2019, Ref. RB	4.00%	09/01/2049	2,500	2,741,075
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB(d)(e)	5.00%	05/15/2022	2,900	3,102,710
Series 2020 C, RB	4.00%	11/15/2043	200	219,474
Series 2020 C, RB	5.00%	11/15/2045	380	444,786
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	3,150	3,406,567
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	1,750	1,950,235
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,362,227
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(d)(e)	6.63%	12/01/2021	3,905	4,151,562
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,113,060
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	3,865	4,615,467
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,366,736
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,586,520
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	751,995
Series 2012, RB	5.00%	07/01/2036	1,000	1,012,690
Series 2019, Ref. RB	5.00%	11/01/2039	500	524,915
Series 2019, Ref. RB	5.00%	11/01/2044	950	986,651
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,085,049
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,487,072
Pennsylvania (Commonwealth of);
First Series 2013, GO Bonds(b)(d)(e)	5.00%	04/01/2023	15,000	16,669,500
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	2,222,993
Series 2020, GO Bonds	2.13%	05/01/2040	2,500	2,504,700
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,620,469
Pennsylvania (Commonwealth of) Economic Development Financing Agency (Forum Place); Series 2012, RB(d)(e)	5.00%	03/01/2022	1,750	1,853,897
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(l)	5.00%	11/01/2041	3,830	4,089,521
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. RB(l)	5.00%	12/01/2034	2,000	2,004,200
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,700,463
Pennsylvania (Commonwealth of) Economic Development Financing Authority (CarbonLite P, LLC); Series 2019, RB(h)(l)	5.25%	06/01/2026	350	350,189
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(h)(l)	3.25%	08/01/2039	2,600	2,541,942
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(l)	5.50%	11/01/2044	2,365	2,449,762
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(l)	5.00%	12/31/2034	2,760	3,196,356
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(l)	5.00%	12/31/2038	1,640	1,880,260
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	470,392
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,679,750
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2016, Ref. RB	5.00%	05/01/2035	$ 3,590	$ 4,196,925
Series 2020 A, Ref. RB (INS -AGM)(i)	4.00%	05/01/2041	3,000	3,475,500
Series 2020 A, Ref. RB (INS - AGM)(i)	4.00%	05/01/2050	1,750	1,990,432
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,351,208
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,552,688
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB(b)	5.00%	08/15/2046	7,800	9,358,674
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,785,203
Series 2019, RB	4.00%	08/15/2049	2,000	2,307,480
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,667,200
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	3,317,121
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	842,604
Series 2009 C, RB (INS - AGM)(i)	6.25%	06/01/2033	5,840	7,462,177
Series 2009 E, RB	6.38%	12/01/2038	720	947,146
Series 2011 B, RB(b)(d)	5.00%	12/01/2041	11,000	11,505,340
Series 2014 A-3, RB(j)	0.00%	12/01/2041	3,000	1,687,440
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,724,535
Series 2017 A, RB(b)(f)	5.50%	12/01/2042	10,000	12,263,000
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,429,172
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,889,907
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,259,740
Series 2019 A, RB (INS - AGM)(i)	4.00%	12/01/2049	1,305	1,508,932
Series 2020 B, RB	5.00%	12/01/2050	2,000	2,532,140
Subseries 2010 A-2, RB(d)(e)	5.50%	12/01/2020	370	370,000
Subseries 2010 A-2, Ref. RB(d)(e)	5.50%	12/01/2020	1,695	1,695,000
Subseries 2010 B-2, RB(d)(e)	5.00%	12/01/2020	1,070	1,070,000
Subseries 2010 B-2, RB(d)(e)	5.13%	12/01/2020	1,500	1,500,000
Subseries 2010 B-2, Ref. RB(d)(e)	5.00%	12/01/2020	805	805,000
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,576,360
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,245	3,884,330
Philadelphia (City of), PA;
Series 2014 A, Ref. GO Bonds	5.25%	07/15/2034	1,000	1,137,640
Series 2017 A, RB(b)(f)	5.25%	10/01/2052	7,405	9,097,487
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	3,113,091
Series 2017 B, Ref. RB(l)	5.00%	07/01/2047	3,000	3,516,870
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,912,935
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	137,790
Series 2019 B, GO Bonds	5.00%	02/01/2039	1,000	1,259,560
Series 2020 A, RB	5.00%	11/01/2045	3,700	4,758,644
Series 2020 A, RB	5.00%	11/01/2050	1,000	1,278,650
Series 2020 C, Ref. RB(l)	4.00%	07/01/2045	1,000	1,114,400
Series 2020 C, Ref. RB(l)	4.00%	07/01/2050	1,000	1,106,730
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,776,358
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	1,076,670
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	525	629,391
Series 2020, RB	5.00%	08/01/2040	620	738,141
Series 2020, RB	5.00%	08/01/2050	1,400	1,631,042
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,232,956
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(b)	5.00%	07/01/2042	$ 6,000	$ 6,720,300
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,547,128
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,525,200
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,042,280
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,287,019
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,148,330
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(d)(e)	6.13%	03/15/2023	1,915	2,166,593
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	1,140	1,179,512
Series 2012, RB	6.25%	04/01/2037	500	517,495
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,606,062
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,537,802
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,677,705
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(d)(e)	6.63%	12/15/2022	1,250	1,409,550
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(h)	6.50%	06/15/2033	3,055	3,063,035
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(h)	5.00%	03/15/2045	1,960	2,017,722
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(i)	5.25%	02/15/2029	1,645	1,651,712
Philadelphia Gas Works Co.;
Series 2009 C, Ref. VRD RB (LOC - Barclays Bank PLC)(c)(k)	0.08%	08/01/2031	450	450,000
Series 2020 A, RB (INS -AGM)(i)	4.00%	08/01/2045	2,000	2,345,440
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2025	1,965	2,343,243
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,233,950
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(i)	5.00%	02/01/2035	1,000	1,002,000
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,398,588
Series 2019 A, RB (INS - AGM)(i)	5.00%	09/01/2044	2,255	2,854,740
Series 2020 B, RB (INS -AGM)(i)	4.00%	09/01/2045	1,350	1,601,708
Series 2020 B, RB (INS - AGM)(i)	4.00%	09/01/2050	1,250	1,477,725
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(c)(k)	0.10%	11/01/2029	675	675,000
Southeastern Pennsylvania Transportation Authority; Series 2011, RB(d)(e)	5.00%	06/01/2021	2,480	2,539,520
State Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(d)(e)	5.00%	12/01/2026	510	649,230
Series 2016 A, Ref. RB (INS -AGM)(i)	5.00%	12/01/2030	3,235	3,943,206
Susquehanna Area Regional Airport Authority; Series 2012 A, RB(l)	5.00%	01/01/2027	4,415	4,564,183
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB(d)(e)	7.00%	08/01/2021	3,000	3,132,570
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,036,740
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	786,915
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,930,460
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,589,865
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	1,000	1,178,710
Westmoreland (County of), PA Municipal Authority; Series 2013, RB(d)(e)	5.00%	08/15/2023	4,250	4,790,982
				500,428,634
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.50%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043		$ 1,265	$ 1,271,704
Series 2005 A, RB(j)	0.00%	05/15/2050		17,475	2,657,423
Series 2005 B, RB(j)	0.00%	05/15/2055		7,700	662,277
Series 2008 A, RB(j)	0.00%	05/15/2057		7,170	460,816
Series 2008 B, RB(j)	0.00%	05/15/2057		40,000	1,800,400
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033		3,000	3,112,500
Series 2012 A, RB	5.75%	07/01/2037		2,500	2,625,000
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030		2,660	2,813,535
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034		450	532,355
Series 2007, Ref. RB (INS - AGM)(i)	5.25%	07/01/2036		2,200	2,610,718
					18,546,728
Guam–2.81%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036		1,700	1,760,282
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046		1,250	1,412,188
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(i)(l)	6.00%	10/01/2034		1,550	1,707,433
Series 2013 C, RB(l)	6.25%	10/01/2034		1,500	1,628,160
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB	5.00%	10/01/2034		1,700	1,787,295
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029		1,055	1,184,111
					9,479,469
Virgin Islands–1.76%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		970	923,944
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030		2,230	2,510,980
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,890	1,898,316
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		610	610,092
					5,943,332
TOTAL INVESTMENTS IN SECURITIES(m)–158.43% (Cost $502,249,386)					534,398,163
FLOATING RATE NOTE OBLIGATIONS–(18.71)%
Notes with interest and fee rates ranging from 0.66% to 0.71% at 11/30/2020 and contractual maturities of collateral ranging from 04/01/2028 to 10/01/2052(n)					(63,115,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.77)%					(137,534,562)
OTHER ASSETS LESS LIABILITIES–1.05%					3,561,629
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$337,310,230
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $11,015,688, which represented 3.27% of the Trust’s Net Assets.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Security subject to the alternative minimum tax.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.27%

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $110,190,550 are held by TOB Trusts and serve as collateral for the $63,115,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Pennsylvania Value Municipal Income Trust